Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets	As of the respective dates shown, intangible assets consisted of the following:

	December 31,
	2014	2013
	(in thousands)
Patents	$296	$296
Less: accumulated amortization	(296)	(199)

Total	$—	$97